UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 93.9%
FHLMC - 11.9%
	Federal Home Loan Mortgage Corp. (FHLMC)(g):
$200,921	6.041% due 2/1/32 (a)	$204,513
1,819,418	5.383% due 4/1/32 (a)	1,845,123
520,612	5.278% due 5/1/32 (a)	532,959
2,482,938	6.075% due 4/1/34 (a)	2,494,786
4,444,761	6.443% due 10/1/36 (a)	4,596,553
593,050	6.212% due 12/1/36 (a)	611,718
406,623	5.779% due 2/1/37 (a)	413,459
895,767	6.472% due 2/1/37 (a)	928,530
1,399,506	5.740% due 4/1/37 (a)	1,417,458
804,339	5.907% due 5/1/37 (a)	819,680
1,073,093	5.938% due 5/1/37 (a)	1,095,392
6,030,903	5.970% due 9/1/37 (a)	6,153,231
7,086,919	5.822% due 11/1/37 (a)	7,216,411
1,217,959	5.600% due 12/1/37 (a)	1,235,179
	Gold:
3,238,234	7.000% due 11/1/15-7/1/32	3,406,156
6,317,996	6.500% due 1/1/16-4/1/37	6,515,055
2,485,113	6.000% due 3/1/17-1/1/32	2,539,558
18,391,164	5.500% due 7/1/21-4/1/38	18,439,552
7,855,534	5.000% due 9/1/33	7,677,855
500,000	5.500% due 10/14/38 (b)	497,422
	STRIPS, IO:
1,786,172	6.137% due 1/1/37 (a)	1,830,124
1,382,098	5.637% due 5/1/37 (a)	1,401,788

	Total FHLMC	71,872,502

FNMA - 71.9%
	Federal National Mortgage Association (FNMA)(g):
72,979,520	5.500% due 5/1/16-6/1/38	72,934,479
14,124,217	6.500% due 7/1/16-5/1/37	14,529,645
81,022,825	5.000% due 2/1/18-8/1/38	79,190,354
3,076,385	7.000% due 4/1/26-6/1/32	3,237,728
1,463,061	7.500% due 8/1/28-4/1/32	1,580,541
130,090,177	6.000% due 3/1/31-12/1/37	131,969,651
185,125	4.775% due 6/1/32 (a)	187,998
1,752,479	4.755% due 1/1/35 (a)	1,766,672
2,316,089	4.852% due 1/1/35 (a)	2,356,034
1,037,247	4.699% due 2/1/35 (a)	1,042,282
825,495	4.789% due 2/1/35 (a)	825,975
495,350	4.721% due 9/1/35 (a)	497,462
917,411	5.828% due 6/1/36 (a)	937,669
1,922,870	5.678% due 7/1/37 (a)	1,973,306
6,837,730	6.335% due 7/1/37 (a)	6,867,437
4,208,261	6.515% due 7/1/37 (a)	4,233,886
1,305,514	5.855% due 8/1/37 (a)	1,307,389
10,000,004	4.500% due 3/1/38-4/1/38	9,464,682
101,600,000	5.000% due 10/14/38 (b)	99,012,350
300,000	5.500% due 10/14/38 (b)	299,203

	Total FNMA	434,214,743

GNMA - 10.1%
	Government National Mortgage Association (GNMA):
3,250,595	7.000% due 2/15/28-11/15/31	3,423,464
651,745	7.500% due 4/15/29-10/15/31	702,481

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
GNMA - 10.1% (continued)
$30,294,897	6.500% due 10/15/31-9/20/36	$31,046,272
2,508,502	6.000% due 11/15/32	2,555,249
23,376,772	5.000% due 5/15/33-9/15/33	23,006,577

	Total GNMA	60,734,043

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $564,486,580)	566,821,288

ASSET-BACKED SECURITIES - 6.4%
FINANCIALS - 6.4%
Credit Card - 0.5%
3,879,498	Compucredit Acquired Portfolio Voltage Master Trust, 2.658% due 9/15/18 (a)(c)	3,233,562

Home Equity - 5.7%
127,631	Aames Mortgage Investment Trust, 3.357% due 8/25/35 (a)(c)	124,126
	ACE Securities Corp.:
1,451,111	3.727% due 4/25/34 (a)	1,116,713
1,302,525	3.377% due 1/25/36 (a)	271,987
1,176,545	3.557% due 2/25/36 (a)	1,062,263
484,694	3.607% due 8/25/45 (a)	431,300
882,550	Ameriquest Mortgage Securities Inc., 3.577% due 8/25/34 (a)	837,048
1,697,623	Argent Securities Inc., 3.623% due 5/25/34	1,496,684
1,572,329	Bayview Financial Acquisition Trust, 2.740% due 4/28/36 (a)	1,315,048
118,128	Bear Stearns Asset-Backed Securities Trust, 3.557% due 9/25/34 (a)	110,257
	Countrywide Asset-Backed Certificates:
212,128	4.800% due 5/25/32 (a)	169,196
6,659	3.407% due 5/25/36 (a)	6,619
1,806,554	3.537% due 7/25/36 (a)(c)	1,343,353
1,866,590	4.107% due 10/25/47 (a)	1,595,044
	Countrywide Home Equity Loan Trust:
3,984,923	2.738% due 3/15/30 (a)	2,244,086
792,644	2.778% due 2/15/34 (a)	578,902
3,076,110	2.748% due 5/15/34 (a)(c)	1,076,639
2,914,342	EMC Mortgage Loan Trust, 3.657% due 12/25/42 (a)(c)	2,430,115
4,140,000	Green Tree, 8.970% due 4/25/38 (c)(d)	3,027,375
284,063	GSAMP Trust, 3.607% due 2/25/33 (a)	216,825
	Lehman XS Trust:
401,908	3.277% due 6/25/46 (a)	376,971
1,890,481	3.277% due 8/25/46 (a)	1,553,541
2,869,219	Merrill Lynch First Franklin Mortgage Loan Trust, 4.707% due 10/25/37 (a)	2,618,162
86,159	New Century Home Equity Loan Trust, 4.857% due 11/25/33 (a)	69,021
1,642,515	Novastar Home Equity Loan, 3.547% due 9/25/33 (a)	1,446,594
	RAAC Series:
2,624,785	3.477% due 5/25/36 (a)(c)	2,133,013
207,974	3.457% due 2/25/37 (a)(c)	157,031
1,076,124	Renaissance Home Equity Loan Trust, 3.707% due 12/25/33 (a)	897,818
	SACO I Trust:
1,048,601	3.377% due 3/25/36 (a)	327,742
1,722,725	3.337% due 6/25/36 (a)	379,222
101,997	3.337% due 7/25/36 (a)	19,655
614,646	Structured Asset Investment Loan Trust, 3.887% due 1/25/33 (a)	543,943
1,082,437	Structured Asset Securities Corp., 3.317% due 2/25/36 (a)(c)	149,327
	Truman Capital Mortgage Loan Trust:
5,061,860	3.467% due 3/25/36 (a)(c)(d)	3,416,755
714,502	3.637% due 3/25/37 (a)(c)(d)	554,154

	Total Home Equity	34,096,529

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Student Loan - 0.2%
$1,030,000	Nelnet Student Loan Trust, 4.280% due 4/25/24 (a)	$953,677

	TOTAL ASSET-BACKED SECURITIES (Cost - $51,669,311)	38,283,768

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
	Adjustable Rate Mortgage Trust:
1,586,496	3.477% due 2/25/36 (a)	965,960
11,488,437	Whole Loan, 5.045% due 7/25/35 (a)	10,335,910
2,116,559	American Home Mortgage Assets, 3.397% due 10/25/46 (a)	1,293,955
124,019	American Home Mortgage Investment Trust, 3.287% due 6/25/46 (a)	121,609
3,472,553	Banc of America Funding Corp., 4.996% due 11/20/35 (a)	2,759,459
675,209	Bear Stearns Alternate-A Trust, 3.547% due 9/25/34 (a)	532,302
1,609,529	Bear Stearns Structured Products Inc., 3.807% due 9/27/37 (a)(c)(d)	1,605,602
1,376,837	CBA Commercial Small Balance Commercial Mortgage, 3.457% due 6/25/38 (a)(c)(d)	938,190
	Countrywide Alternative Loan Trust:
1,772,573	3.497% due 5/25/34 (a)	1,289,871
1,676,782	2.701% due 7/20/35 (a)	1,116,912
151,212	4.601% due 7/20/35 (a)(d)	109,670
398,161	3.467% due 7/25/35 (a)	252,731
650,280	3.537% due 10/25/35 (a)	413,160
166,114	2.802% due 11/20/35 (a)	106,357
166,114	3.568% due 11/20/35 (a)	85,663
120,006	3.477% due 1/25/36 (a)	75,668
962,420	3.507% due 1/25/36 (a)	629,910
415,219	3.397% due 9/25/46 (a)	223,347
	Countrywide Home Loan:
1,334,042	5.250% due 11/25/33	1,231,960
1,291,145	3.607% due 9/25/35 (a)(c)	1,134,753
	Mortgage Pass-Through Trust:
395,316	3.507% due 5/25/35 (a)	257,775
230,854	Whole Loan, 3.725% due 5/19/33 (a)	230,629
722,438	CS First Boston Mortgage Securities Corp., Whole Loan, 7.500% due 5/25/32	670,087
1,920,000	Deutsche Mortgage Securities Inc., 5.090% due 6/26/35 (a)(c)	1,642,668
	Federal National Mortgage Association (FNMA), Whole Loan:
822,984	5.761% due 6/25/33 (a)	814,433
1,295,436	5.830% due 1/25/43 (a)	1,281,956
1,377,559	GSAMP Trust, 3.807% due 6/25/34 (a)	1,105,168
	GSMPS Mortgage Loan Trust:
7,054,535	5.910% due 6/25/34 (a)(c)	6,026,953
2,591,203	3.557% due 1/25/35 (a)(c)	2,354,545
567,758	Harborview Mortgage Loan Trust, 3.230% due 9/19/46 (a)	345,226
	IMPAC CMB Trust:
465,733	3.987% due 10/25/34 (a)	343,652
1,404,413	3.947% due 11/25/34 (a)	1,124,036
1,219,113	3.907% due 3/25/35 (a)	853,162
	IMPAC Secured Assets Corp.:
287,532	3.607% due 11/25/34 (a)	226,185
457,333	3.527% due 3/25/36 (a)	338,284
	Indymac Index Mortgage Loan Trust:
544,768	6.123% due 3/25/35 (a)(d)	321,413
1,689,281	5.373% due 10/25/35 (a)	1,154,915
914,406	Lehman XS Trust, 3.507% due 11/25/35 (a)	582,850
1,029,899	Long Beach Mortgage Loan Trust, 4.032% due 9/25/31 (a)	681,144
403,038	MASTR ARM Trust, 3.417% due 4/25/46 (a)	254,849

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5% (continued)
$3,306,537	MASTR Reperforming Loan Trust, 5.895% due 5/25/36 (a)(c)	$3,044,419
	Morgan Stanley Mortgage Loan Trust:
600,009	4.895% due 8/25/34 (a)	484,299
643,653	3.357% due 3/25/36 (a)	201,555
315,996	Novastar Mortgage-Backed Notes, 3.397% due 9/25/46 (a)	190,912
	Prime Mortgage Trust:
1,164,184	3.707% due 2/25/35 (a)	773,287
3,478,987	6.000% due 5/25/35 (c)	2,930,639
145,581	Puma Finance Ltd., 3.003% due 8/9/35 (a)(c)	138,569
328,542	Residential Asset Mortgage Products Inc., 3.657% due 6/25/33 (a)(c)	261,648
	Structured ARM Loan Trust:
3,652,495	5.297% due 8/25/34 (a)	3,345,064
213,518	4.566% due 11/25/34 (a)	181,751
524,855	3.457% due 2/25/35 (a)	296,627
311,415	3.437% due 5/25/35 (a)	207,779
3,844,886	5.365% due 5/25/35 (a)	3,005,750
369,479	Structured Asset Mortgage Investments Inc., 3.397% due 7/25/46 (a)	223,683
	Thornburg Mortgage Securities Trust:
82,358	3.657% due 3/25/44 (a)	80,860
897,231	3.377% due 1/25/46 (a)	891,118
1,718,705	3.312% due 5/25/46 (a)	1,645,291
1,876,389	3.317% due 6/25/46 (a)	1,858,065
	Washington Mutual Inc.:
2,568,095	3.527% due 8/25/45 (a)	1,676,673
205,165	3.497% due 10/25/45 (a)	130,096
1,156,263	3.477% due 12/25/45 (a)	747,577
366,577	Washington Mutual Mortgage Pass-Through Certificates, Whole Loan, 4.565% due 6/25/33 (a)	358,043
1,043,231	Zuni Mortgage Loan Trust, 3.337% due 8/25/36 (a)	1,005,826

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,982,502)	69,512,450

SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
74,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(g)*	120,620
53,750	Federal National Mortgage Association (FNMA), 8.250% (a)(g)*	117,174

	TOTAL PREFERRED STOCKS (Cost - $3,193,750)	237,794

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $701,332,143)	674,855,300

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.0%
U.S. Government Agencies - 4.7%
$14,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 2.512% due 10/28/08 (e)	13,973,855
	Federal National Mortgage Association (FNMA), Discount Notes:
1,745,000	1.384% - 2.671% due 12/15/08 (e)(f)(g)	1,736,003
12,500,000	2.733% due 1/5/09 (e)(g)	12,406,500

	Total U.S. Government Agencies (Cost - $28,120,890)	28,116,358

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 5.0% (continued)
Repurchase Agreement - 0.3%
$1,910,000	Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity - $1,910,066; (Fully collateralized by U.S. government agency obligation, 4.875% due 12/17/12; Market value - $1,987,553) (Cost - $1,910,000)	$1,910,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,030,890)	30,026,358

	TOTAL INVESTMENTS - 116.8% (Cost - $731,363,033#)	704,881,658
	Liabilities in Excess of Other Assets - (16.8)%	(101,382,075)

	TOTAL NET ASSETS - 100.0%	$603,499,583

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

*	Non-Income producing security.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
375	Eurodollar Futures, Call	9/14/09	$97.63	$241,406
75	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	119.00	46,538
75	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	113.00	85,209

	Total Written Options (Premiums Received - $422,422)			$373,153

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the Fund’s portfolio, as a substitute for buying and selling securities, as a cash flow management technique, or for purposes of enhancing returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$704,881,658	$237,794	$697,878,321	$6,765,543
Other Financial Instruments*	1,261,962	1,261,962	—	—

Total	$706,143,620	$1,499,756	$697,878,321	$6,765,543

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$3,027,375
Transfers in and/or out of Level 3	3,738,168

Balance as of September 30, 2008	$6,765,543

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,713,112
Gross unrealized depreciation	(31,194,487)

Net unrealized depreciation	$(26,481,375)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	347	12/08	$84,153,348	$83,752,788	$(400,560)
Eurodollar	286	3/09	69,268,776	69,380,025	111,249
Eurodollar	375	9/09	90,628,075	90,820,312	192,237
U.S. Treasury Bonds	6	12/08	707,647	703,031	(4,616)
U.S. Treasury 2-Year Notes	78	12/08	16,561,984	16,648,125	86,141
U.S. Treasury 5-Year Notes	781	12/08	87,385,229	87,655,047	269,818

					$254,269

Contracts to Sell:
U.S. Treasury 10-Year Notes	1,384	12/08	$159,599,424	$158,641,000	$958,424

Net Unrealized Gain on Open Futures Contracts					$1,212,693

At September 30, 2008, the Fund held TBA securities with a total cost of $100,195,250.

During the period ended September 30, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2007	738	$446,544
Options written	1,840	1,542,213
Options closed	(588)	(586,941)
Options expired	(1,465)	(979,394)

Written Options, Outstanding September 30, 2008	525	$422,422

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 21, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 21, 2008